Oct. 25, 2017

TRANSAMERICA FUNDS

Transamerica MLP & Energy Income

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus

* * *

Effective November 1, 2017, the following replaces in its entirety the corresponding tabular information in the Prospectus and Summary Prospectus in the "Performance" section under the sub-heading "Average Annual Total Returns" for Transamerica MLP & Energy Income:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class A			04/30/2013
Return before taxes	22.60%	-4.15%
Return after taxes on distributions	21.17%	-5.01%
Return after taxes on distributions and sale of fund share	13.31%	-3.34%
Class C	27.79%	-3.40%	04/30/2013
Class I	30.18%	-2.38%	04/30/2013
S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	12.06%
Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes)	18.31%	-3.32%
Transamerica MLP & Energy Income Blended Benchmark (reflects no deduction for fees, expenses or taxes)	12.27%	-0.15%

* * *

Effective November 1, 2017, the following paragraph replaces in its entirety the first paragraph following the "Average Annual Total Returns" table in the "Performance" section of the Prospectus and Summary Prospectus for Transamerica MLP & Energy Income:

Prior to November 1, 2017, the secondary benchmark of the fund was the Transamerica MLP & Energy Income Blended Benchmark, which consisted of the Alerian MLP Total Return Index (50%) and Bloomberg Barclays Investment Grade Credit Index (50%). As of November 1, 2017, the secondary benchmark will be the Alerian MLP Total Return Index. This change to the secondary benchmark was made to more accurately reflect the principal investment strategies of the fund.

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Investors Should Retain this Supplement for Future Reference

October 25, 2017

TRANSAMERICA FUNDS

Transamerica MLP & Energy Income

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

* * *

Effective November 1, 2017, the following replaces in its entirety the corresponding tabular information in the Prospectus and Summary Prospectus in the "Performance" section under the sub-heading "Average Annual Total Returns" for Transamerica MLP & Energy Income:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			04/30/2013
Return before taxes	30.30%	-2.30%
Return after taxes on distributions	28.63%	-3.26%
Return after taxes on distributions and sale of fund share	17.74%	-1.99%
S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	12.06%
Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes)	18.31%	-3.32%
Transamerica MLP & Energy Income Blended Benchmark (reflects no deduction for fees, expenses or taxes)	12.27%	-0.15%

* * *

Effective November 1, 2017, the following paragraph replaces in its entirety the first paragraph following the "Average Annual Total Returns" table in the "Performance" section of the Prospectus and Summary Prospectus for Transamerica MLP & Energy Income:

Prior to November 1, 2017, the secondary benchmark of the fund was the Transamerica MLP & Energy Income Blended Benchmark, which consisted of the Alerian MLP Total Return Index (50%) and Bloomberg Barclays Investment Grade Credit Index (50%). As of November 1, 2017, the secondary benchmark will be the Alerian MLP Total Return Index. This change to the secondary benchmark was made to more accurately reflect the principal investment strategies of the fund.

* * *

Investors Should Retain this Supplement for Future Reference

October 25, 2017

TRANSAMERICA FUNDS

Transamerica MLP & Energy Income

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectus

* * *

Effective November 1, 2017, the following replaces in its entirety the corresponding tabular information in the Prospectus and Summary Prospectus in the "Performance" section under the sub-heading "Average Annual Total Returns" for Transamerica MLP & Energy Income:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class A			04/30/2013
Return before taxes	22.60%	-4.15%
Return after taxes on distributions	21.17%	-5.01%
Return after taxes on distributions and sale of fund share	13.31%	-3.34%
S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	12.06%
Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes)	18.31%	-3.32%
Transamerica MLP & Energy Income Blended Benchmark (reflects no deduction for fees, expenses or taxes)	12.27%	-0.15%

* * *

Effective November 1, 2017, the following paragraph replaces in its entirety the first paragraph following the "Average Annual Total Returns" table in the "Performance" section of the Prospectus and Summary Prospectus for Transamerica MLP & Energy Income:

Prior to November 1, 2017, the secondary benchmark of the fund was the Transamerica MLP & Energy Income Blended Benchmark, which consisted of the Alerian MLP Total Return Index (50%) and Bloomberg Barclays Investment Grade Credit Index (50%). As of November 1, 2017, the secondary benchmark will be the Alerian MLP Total Return Index. This change to the secondary benchmark was made to more accurately reflect the principal investment strategies of the fund.

* * *

Investors Should Retain this Supplement for Future Reference

October 25, 2017

TRANSAMERICA FUNDS

Transamerica MLP & Energy Income

Supplement to the Currently Effective Class T1 and Class T2 Prospectus

* * *

Effective November 1, 2017, the following replaces in its entirety the corresponding tabular information in the Prospectus in the "Performance" section under the sub-heading "Average Annual Total Returns" for Transamerica MLP & Energy Income:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class A			04/30/2013
Return before taxes	22.60%	-4.15%
Return after taxes on distributions	21.17%	-5.01%
Return after taxes on distributions and sale of fund share	13.31%	-3.34%
S&P 500® (reflects no deduction for fees, expenses or taxes)	11.96%	12.06%
Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes)	18.31%	-3.32%
Transamerica MLP & Energy Income Blended Benchmark (reflects no deduction for fees, expenses or taxes)	12.27%	-0.15%

* * *

Effective November 1, 2017, the following paragraph replaces in its entirety the first paragraph following the "Average Annual Total Returns" table in the "Performance" section of the Prospectus for Transamerica MLP & Energy Income:

Prior to November 1, 2017, the secondary benchmark of the fund was the Transamerica MLP & Energy Income Blended Benchmark, which consisted of the Alerian MLP Total Return Index (50%) and Bloomberg Barclays Investment Grade Credit Index (50%). As of November 1, 2017, the secondary benchmark will be the Alerian MLP Total Return Index. This change to the secondary benchmark was made to more accurately reflect the principal investment strategies of the fund.

* * *

Investors Should Retain this Supplement for Future Reference

October 25, 2017